RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction (Textual)
Due to related parties	$ 322,967		$ 323,084	$ 50,000
Consulting fees	123,608	$ 111,073	255,332	271,718
Related to research and development costs	96,390	22,290	103,616	210,206
Proceeds from related party debt		75,000	273,084	50,000
Selling and marketing expense	40,584	47,792	95,165	93,190
Board of Directors Chairman [Member]
Related Party Transaction (Textual)
Debt instrument, face amount	50,000		50,000
Due to related parties	50,000		50,000
Related to research and development costs	10,200	0
Selling and marketing expense			0	15,000
Board of Directors Chairman [Member] | Warehouse Space [Member]
Related Party Transaction (Textual)
Related party transaction, expenses from transactions with related party			0	10,626
Related party transaction, rent payments	0
Sublease Agreement [Member] | Board of Directors Chairman [Member]
Related Party Transaction (Textual)
Related party transaction, amounts of transaction			4,900	6,202
Chief Executive Officer [Member]
Related Party Transaction (Textual)
Debt instrument, face amount				50,000
Due to related parties			50,000	50,000
Notes payable, related parties	55,530		55,530
Proceeds from related party debt			5,530
Medical devices for resale and distribution			386,421	0
Affiliated Entity [Member]
Related Party Transaction (Textual)
Consulting fees			0	83,377
Related to research and development costs			50,713	$ 59,788
Director [Member]
Related Party Transaction (Textual)
Notes payable, related parties			217,000
Proceeds from related party debt			217,000
Affiliate of Boris Goldstein [Member]
Related Party Transaction (Textual)
Due to related parties	50,000
Affiliate of Nickolay Kukekov [Member]
Related Party Transaction (Textual)
Debt instrument, face amount	217,000
Due to related parties	217,000		$ 217,000
Mr. Sakharov shareholder and executive managerr [Member]
Related Party Transaction (Textual)
Medical devices for resale and distribution	$ 101,613	$ 0